State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF Investment Strategy - State Street SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the MSCI EAFE ex Fossil Fuels Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended; however, the Fund may become “non-diversified” solely as a result of tracking the Index (e.g., changes in weightings of one or more component securities). When the Fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts (including American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) based on securities comprising the Index. In addition, in seeking to track the Index, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies). The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent that the Index concentrates in a particular industry or group of industries. Futures contracts (a type of derivative instrument) may be used by the Fund in seeking performance that corresponds to the Index and in managing cash flows.The Index is designed to measure the performance of companies in the MSCI EAFE Index that are “fossil fuel reserves free,” as determined by the screening methodology based on data from MSCI ESG Research. For purposes of the composition of the Index, fossil fuel reserves are defined as proved and probable reserves for coal, proved reserves for oil and proved reserves for natural gas used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production. The Index is a subset of the MSCI EAFE Index (the “Parent Index”), which serves as the initial universe of eligible securities for the Index. The Parent Index captures large and mid-capitalization representation across developed market Europe, Australasia, and Far East countries, excluding the United States and Canada. In constructing the Index, the initial universe is screened to exclude companies in the Energy Sector, Utilities Sector or Diversified Metals & Mining Sub-Industry, as classified by the Global Industry Classification Standard (“GICS”), that own fossil fuel reserves. All other companies classified by GICS that own fossil fuel reserves and derive revenue from business segments associated with energy application of fossil fuels are also excluded from the Index. Examples of business segments associated with energy application of fossil fuels include thermal coal mining, oil and gas exploration and production and downstream activities. Companies that are not assessed by MSCI ESG Research on fossil fuel reserves data are not eligible for inclusion in the Index. The resulting fossil fuel reserves free companies are included in the Index. For purposes of determining which companies are excluded from the Index, the Index Provider (defined below) consults information disclosed by companies in sources including company publications, other public records, and third party data providers. The Index's screening methodology may result in inclusion of certain companies that own fossil fuel reserves, but that do not derive revenue from business segments associated with energy application of fossil fuels. As a result, in seeking to track the Index, the Fund may hold securities of companies that own fossil fuel reserves; however, under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of companies that do not own fossil fuel reserves.The Index is weighted by free float-adjusted market capitalization. A company's free float-adjusted market capitalization is calculated by multiplying the number of shares readily available in the market by the price of such shares. The Index is reconstituted quarterly as of the close of the last business day of February, May, August and November. New additions to the Parent Index are reviewed for inclusion in the Index each quarter, provided they have been added to the Parent Index by the rebalancing date. Any constituent deleted from the Parent Index is also deleted from the Index. As of November 30, 2025, a significant portion of the Fund comprised companies in the financial and industrial sectors, although this may change from time to time. As of November 30, 2025, countries represented in the Fund included Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As of November 30, 2025, a significant portion of the Fund comprised companies located in Japan and Europe, although this may change from time to time. As of November 30, 2025, the Index comprised 651 securities.The Index is sponsored by MSCI, Inc. (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.